Government grants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Grants Recognized	$ 0	$ 465,590	$ 350,687
CEWS
Government Grants Recognized	0	226,607	292,161
CERS
Government Grants Recognized	0	188,983	58,526
NRC IRAP
Government Grants Recognized	$ 0	$ 50,000	$ 0